ChaseFlex Trust Series 2007-2
September 25, 2007

Table of Contents

Certificate Distribution Report	3
Certificate Factor Report	4
Collection Account Principal Funds	6
Collection Account Interest Funds	6
Total Available Funds	6
Delinquent Mortgage Loans	8
Delinquency Trend Group	8
Mortgage Loans in BK FC ans REO	9
BK FC and REO Monthly Trend Report	9
Realized Loss Group Report	10

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Mary J. Davis
Bank of New York - Structured Finance Services
601 Travis Street, 16th Floor
Houston, Texas 77002
Tel: (713) 483-6216 / Fax: (713) 483-6627
Email: maryjo.davis@bankofny.com

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
September 25, 2007

Table of Contents

PASS THROUGH RATES	13
Basis Risk Interest Carryover	13
Certificate Interest Shortfall Detail	14
Non Supported Interest Shortfall	14
Deferred Applied Amount Detail	15
Investor Supplemental Reports	16

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Mary J. Davis
Bank of New York - Structured Finance Services
601 Travis Street, 16th Floor
Houston, Texas 77002
Tel: (713) 483-6216 / Fax: (713) 483-6627
Email: maryjo.davis@bankofny.com

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
September 25, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
A1	510,849,000.00	485,455,616.09	7,536,295.52	2,418,310.64	9,954,606.16	0.00	0.00	477,919,320.57
A2	56,761,000.00	53,939,512.90	837,366.17	271,488.06	1,108,854.23	0.00	0.00	53,102,146.73
M1	8,700,000.00	8,700,000.00	0.00	44,238.29	44,238.29	0.00	0.00	8,700,000.00
M2	3,300,000.00	3,300,000.00	0.00	16,893.71	16,893.71	0.00	0.00	3,300,000.00
M3	2,100,000.00	2,100,000.00	0.00	10,985.63	10,985.63	0.00	0.00	2,100,000.00
M4	2,100,000.00	2,100,000.00	0.00	11,491.96	11,491.96	0.00	0.00	2,100,000.00
M5	2,100,000.00	2,100,000.00	0.00	11,944.04	11,944.04	0.00	0.00	2,100,000.00
M6	2,100,000.00	2,100,000.00	0.00	12,215.29	12,215.29	0.00	0.00	2,100,000.00
B1	2,100,000.00	2,100,000.00	0.00	12,215.29	12,215.29	0.00	0.00	2,100,000.00
B2	2,100,000.00	2,100,000.00	0.00	12,215.29	12,215.29	0.00	0.00	2,100,000.00
B3	3,000,000.00	3,000,000.00	0.00	17,450.42	17,450.42	0.00	0.00	3,000,000.00
AR	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
TOTALS	595,210,100.00	566,995,128.99	8,373,661.69	2,839,448.62	11,213,110.31	0.00	0.00	558,621,467.30

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
CE	600,011,458.17	571,795,220.65	0.00	427,545.46	427,545.46	0.00	0.00	563,421,558.97

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
September 25, 2007

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
A1	16165WAA4	950.29180069	14.75249148	4.73390501	19.48639649	935.53930921	5.785000%
A2	16165WAB2	950.29180071	14.75249150	4.78300347	19.53549497	935.53930921	5.845000%
M1	16165WAC0	1,000.00000000	0.00000000	5.08486092	5.08486092	1,000.00000000	5.905000%
M2	16165WAD8	1,000.00000000	0.00000000	5.11930606	5.11930606	1,000.00000000	5.945000%
M3	16165WAE6	1,000.00000000	0.00000000	5.23125238	5.23125238	1,000.00000000	6.075000%
M4	16165WAF3	1,000.00000000	0.00000000	5.47236191	5.47236191	1,000.00000000	6.355000%
M5	16165WAG1	1,000.00000000	0.00000000	5.68763810	5.68763810	1,000.00000000	6.605000%
M6	16165WAH9	1,000.00000000	0.00000000	5.81680476	5.81680476	1,000.00000000	6.755000%
B1	16165WAJ5	1,000.00000000	0.00000000	5.81680476	5.81680476	1,000.00000000	6.755000%
B2	16165WAK2	1,000.00000000	0.00000000	5.81680476	5.81680476	1,000.00000000	6.755000%
B3	16165WAL0	1,000.00000000	0.00000000	5.81680667	5.81680667	1,000.00000000	6.755000%
AR	16165WAM8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.000000%
TOTALS		952.59661923	14.06841331	4.77049805	18.83891135	938.52820592

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
CE	16165WAN6	952.97383552	0.00000000	0.71256216	0.71256216	939.01799924	0.000000%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
September 25, 2007

Dates:
Record Date	09/24/07
Determination Date	09/17/07
Distribution Date	09/25/07

Interest Accrual Period
Start Date	August 27, 2007
End Date	September 25, 2007
Number of Days in Accrual Period	31

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
September 25, 2007

Collection Account Principal Funds

Aggregate
Scheduled Principal Payment	212,985.43
Principal Prepayment	7,667,697.37
Curtailment	497,412.60
Curtailment Interest Adjustments	-4,433.72
Repurchase Principal	0.00
Substitution Amount	0.00
Net Liquidation Proceeds	0.00
Other principal Adjustments	0.00
Non Recoverable Principal Advances	0.00
xxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxx
Total Principal Remittance Amount	8,373,661.68

Collection Account Interest Funds

Aggregate
Gross Interest	3,251,631.37
Servicing Fees	121,982.95
Non Recoverable Interest Advances	0.00
xxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxx
Total Interest Remittance Amount	3,129,648.42

Total Available Funds

Total
Principal Remittance Amount	8,373,661.68
Interest Remittance Amount	3,129,648.42
Total Remittance Amount	11,503,310.10

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
September 25, 2007

Pool Detail:

Beginning Number of Loans Outstanding	994

Ending Number of Loans Outstanding	983

Beginning Aggregate Loan Balance	571,795,220.65

Ending Aggregate Loan Balance	563,421,558.97

Current Advances	548,518.97

Aggregate Advances	294,837.52

Weighted Average Remaining Term To Maturity	353

Net Weighted Average Coupon Rate	6.56805%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
September 25, 2007

Delinquent Mortgage Loans
Group 1

Category	Number	Principal Balance	Percentage
1 Month	22	12,423,090.65	0.0220494
2 Month	8	5,026,545.90	0.0089215
3 Month	3	2,715,200.58	0.0048191
Total	33	20,164,837.13	0.03579

* Delinquent Bankruptcies and Foreclosures are not included in the table above.

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
September 25, 2007

Mortgage Loans in BK FC ans REO

	Number of Loans	Principal Balance	Percentage
Bankruptcy	1	244,990.83	0.0435%
Foreclosure	4	2,771,183.88	0.4918%
REO	0	0.00	0.0000%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
September 25, 2007

Realized Loss Group Report
Group Number	Current Loss	Cumulative Loss	Ending Balance	Balance of Liquidated Loans	Net Liquidation Proceeds
1	0.00	0.00	563,421,558.97	0.00	0.00
TOTAL	0.00	0.00	563,421,558.97	0.00	0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries	0.00

Cumulative Realized Losses - Reduced by Recoveries	0.00

Current Applied Losses	0.00
Cumulative Applied Losses	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
September 25, 2007

Trigger Event	NO
TEST I - Trigger Event Occurrence	NO
(Is Delinquency Percentage > 33.50% of of Senior Enhancement Percentage ?)
Delinquency Percentage	1.90939%
50% of of Senior Enhancement Percentage	2.87530%
OR
TEST II - Trigger Event Occurrence	NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal	0.00000%
Required Cumulative Loss %	0.00000%

O/C Reporting
Targeted Over collateralization Amount	4,800,091.67
Ending Over collateralization Amount	4,800,091.67
Ending Over collateralization Deficiency	0.00
Over collateralization Release Amount	0.00
Monthly Excess Interest	293,843.69
Payment to Class CE	427,545.46

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
September 25, 2007

Supplemental Interest Trust Account:

Amounts Received under Yield Maintenance Agreement	0.00

Net Swap Payment Due	0.00
Net Swap Payment Paid	0.00
Net Swap Receipt Due	137,345.66

Beginning Balance	0.00
Additions to the Supplemental Account	137,345.66
Withdrawals from the Supplemental Account	137,345.66
Ending Balance	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
September 25, 2007

Available Net Funds Cap to Libor Certificates	6.356175

One-Month LIBOR for Such Distribution Date	5.505000

PASS THROUGH RATES

LIBOR Certificates Uncapped Pass Through Rate for Current Distribution
Class A1	5.785000
Class A2	5.845000
Class M1	5.905000
Class M2	5.945000
Class M3	6.075000
Class M4	6.355000
Class M5	6.605000
Class M6	6.755000
Class B1	6.755000
Class B2	6.755000
Class B3	6.755000

Basis Risk Interest Carryover

	Interest Carryover Amount Occurred This Period	Interest Carryover Amount Paid This Period	Remaining Interest Carryover Amount
Class A1	0.00	0.00	0.00
Class A2	0.00	0.00	0.00
Class M1	0.00	0.00	0.00
Class M2	0.00	0.00	0.00
Class M3	0.00	0.00	0.00
Class M4	0.00	0.00	0.00
Class M5	449.96	449.96	0.00
Class M6	721.21	721.21	0.00
Class B1	721.21	721.21	0.00
Class B2	721.21	721.21	0.00
Class B3	1,030.30	1,030.30	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
September 25, 2007

Certificate Interest Shortfall Detail

	Interest Carryforward Balance with respect to such Distribution Date	Interest Carryforward Amount Paid this distribution	Interest Carryforward Amount Occurred this distribution	Remaining Inter Carryforward Am
Class A1	0.00	0.00	0.00	0.00
Class A2	0.00	0.00	0.00	0.00
Class M1	0.00	0.00	0.00	0.00
Class M2	0.00	0.00	0.00	0.00
Class M3	0.00	0.00	0.00	0.00
Class M4	0.00	0.00	0.00	0.00
Class M5	0.00	0.00	0.00	0.00
Class M6	0.00	0.00	0.00	0.00
Class B1	0.00	0.00	0.00	0.00
Class B2	0.00	0.00	0.00	0.00
Class B3	0.00	0.00	0.00	0.00

Non Supported Interest Shortfall

	Total Prepayment Interest Shortfalls occurred this distribution	Total Relief Act Shortfalls occurred this distribution
Class A1	0.00	0.00
Class A2	0.00	0.00
Class M1	0.00	0.00
Class M2	0.00	0.00
Class M3	0.00	0.00
Class M4	0.00	0.00
Class M5	0.00	0.00
Class M6	0.00	0.00
Class B1	0.00	0.00
Class B2	0.00	0.00
Class B3	0.00	0.00
Class CE	27,817.83	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
September 25, 2007

Deferred Applied Amount Detail

	Deferred Amount with respect to such Distribution Date	Deferred Amount Paid this Period	Deferred Amount Occurred this Period	Remaining Deferred Amount
Class M1	0.00	0.00	0.00	0.00
Class M2	0.00	0.00	0.00	0.00
Class M3	0.00	0.00	0.00	0.00
Class M4	0.00	0.00	0.00	0.00
Class M5	0.00	0.00	0.00	0.00
Class M6	0.00	0.00	0.00	0.00
Class B1	0.00	0.00	0.00	0.00
Class B2	0.00	0.00	0.00	0.00
Class B3	0.00	0.00	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
September 25, 2007

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time.	NO

Material breaches of pool asset representations or warranties or transaction covenants.	NO

Material changes as to methodology regarding calculations of delinquencies and charge-offs	NO

Any new issuance of asset-backed securities backed by the same asset pool, or any pool asset changes?	NO

Any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool assets?
NO

Copyright 2007 Bank of New York & Co. All rights reserved.